Commitments and contingencies	12 Months Ended
Mar. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Commitments and contingencies

14. Commitments and contingencies

(a) Commitments

	Fiscal year ending March 31,
	2015	2016	2017	2018	2019 and thereafter	Total
Operating leases	$3,469	$1,785	$1,474	$1,264	$2,549	$10,541
Capital lease	5,375	5,375	5,375	5,375	94,677	116,177
Derivative contracts	242	—	—	—	—	242
Long-term debt repayments
Long-term debt principal	9,375	10,156	12,500	88,282	—	120,313
Future interest obligations on long-term debt	12,435	11,467	10,231	7,543	—	41,676
Purchase commitments	68,184	2,854	278	—	—	71,316

Total	$99,080	$31,637	$29,858	$102,464	$97,226	$360,265

The operating lease commitments relate primarily to office and warehouse space and represent the minimum commitments under these agreements. The Company incurred rental expense of $2,436, $3,418 and $5,156 for the years ended March 31, 2014, 2013 and 2012, respectively.

The capital lease commitment relates to the Company’s headquarters building and represents minimum capital lease payments (including amounts representing interest) under the lease agreement and management fees.

The derivative contracts represent minimum commitments under interest rate contracts based on the forward strip for each instrument through the contract term.

Long-term debt commitments represent the minimum principal repayments required under the long-term debt facility.

Purchase commitments represent commitments for finished goods from contract manufacturers and certain information systems and licensing costs.

Commitments have been calculated using foreign exchange and interest rates in effect at March 31, 2014. Fluctuations in these rates may result in actual payments differing from those reported in the above table.

(b) Securities Class Actions

Historical Background

Beginning in December 2010, several putative class action complaints against the Company and other parties were filed in the U.S. District Courts in New York and Illinois on behalf of the purchasers of the Class A Subordinate Voting Shares in the Company’s initial public offering (“IPO”) alleging certain violations of federal securities laws in connection with the IPO. These complaints were eventually consolidated in the United States District Court for the Southern District of New York (the “New York Class Action”).

In February 2011, a class proceeding was commenced in the Ontario Superior Court of Justice on behalf of purchasers of the Class A Subordinate Voting Shares issued in conjunction with the IPO (the “Ontario Class Action”).

In September 2011, an additional putative class proceeding was commenced in the Superior Court of the State of California, County of San Francisco on behalf of purchasers of the Class A Subordinate Voting Shares (the “California Matter”).

All of the claims in the U.S. and Canada were essentially based on the allegation that SMART misrepresented or omitted to fully disclose demand for its products.

Final Approval of Settlement and Disposition of All Matters

On September 17, 2013, following a fairness hearing, the New York Court issued its final approval of the settlement and final judgment dismissing all claims with prejudice in respect of the New York Class Action.

On September 13, 2013, the Ontario Court issued its final approval of the settlement and final judgment dismissing all Canadian claims with prejudice in respect of the Ontario Class Action.

Following final approval of the class settlement in the New York Class Action, the plaintiffs in the California Matter filed a motion for voluntary dismissal of the action, which the California Court granted on October 10, 2013.

The settlement was funded entirely by insurance maintained by the Company.

The Company considers each of the securities class action matters described herein closed.

(c) Indemnities and Guarantees

In the normal course of business, the Company enters into guarantees that provide indemnification and guarantees to counterparties to secure sales agreements and purchase commitments. Should the Company be required to act under such agreements, it is expected that no material loss would result.